Income Taxes - Schedule of Components of Deferred Tax Assets (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Start-up and organization costs	$ 10,000	$ 14,000
Research credits	359,000	351,000
Stock-based compensation	799,000	626,000
Net operating loss carryforwards	4,879,000	4,395,000
Total deferred tax assets	6,047,000	5,386,000
Valuation allowance	(6,047,000)	(5,386,000)
Net deferred tax assets